Consolidated Statements of Changes in Shareowners' Equity (Parenthetical) (USD $) In Millions, except Per Share data	12 Months Ended
	Jan. 01, 2011	Jan. 02, 2010	Jan. 03, 2009
Dividends declared per share	$ 1.34	$ 1.30	$ 1.26
Common stock shares repurchased	79,357	62,336	2,240,451
Treasury Stock
Common stock shares repurchased	79,357	62,336	2,240,451
Retained Earnings
Dividends declared per share	$ 1.34	$ 1.30	$ 1.26